Intangible assets, net - Schedule (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Intangible assets, net
Cord blood bank operating rights	¥ 138,628	$ 21,868	¥ 138,628
Less: Accumulated amortization	(55,047)	(8,684)	(50,426)
Total intangible assets, net	¥ 83,581	$ 13,184	¥ 88,202